Risk/Return Summary - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund	May 30, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund .
Risk Money Market Fund Price Fluctuates [Text]
Prospectus Line Items
Risk Text Block	Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares.
Risk Money Market Fund Sponsor May Not Provide Support [Text]
Prospectus Line Items
Risk Text Block	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .